Borrowings	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings

NOTE 6: BORROWINGS

Borrowings, as of June 30, 2021 and December 31, 2020, consisted of the following:

Facility	June 30, 2021	December 31, 2020
Secured credit facilities	$—	$70,074
2022 Senior Secured Notes	305,000	305,000
2022 Notes	462,466	476,822
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $358 and $526, respectively)	57,026	78,901
$50.0 million NSM Loan (including accrued interest of $250 and $326, respectively)	39,986	50,326
Sale and Leaseback Agreements	60,165	62,934
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable	66,797	60,035
Total borrowings	1,500,066	1,612,718
Less: current portion, net	(614,939)	(374,191)
Less: deferred finance costs, net	(23,613)	(28,289)
Total long-term borrowings	$861,514	$1,210,238

Secured Credit Facilities

As of June 30, 2021, the Company repaid $70,074 of debt, being (i) the $11,100 outstanding loan balance with Credit Agricole Corporate and Investment bank, (ii) the $11,400 outstanding loan balance with Credit Agricole Corporate and Investment bank, (iii) the $9,945 outstanding loan balance with Hamburg Commercial Bank AG, (iv) the $4,504 outstanding loan balance with DVB Bank S.E., (v) the $20,200 outstanding loan balance with Alpha Bank A.E., and (vi) the $12,925 outstanding loan balance with Alpha Bank A.E.

As of June 30, 2021, the Company had no secured bank credit facilities following their full repayment.

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022, at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on certain capital stock owned by certain of the subsidiary guarantors of the Company in each of Navios GP L.L.C., Navios Maritime Acquisition Corporation, Navios South American Logistics Inc. and Navios Partners (following the merger of Navios Containers with Navios Partners). The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios Logistics.

The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes.

 The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time at par.

Upon occurrence of certain change of control events, the holders of the 2022 Senior Secured Notes may require the Co-Issuers to repurchase some or all of the 2022 Senior Secured Notes at 101% of their face amount. The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of June 30, 2021.

Under the terms of the 2022 Senior Secured Notes, the Company had an obligation to make a springing maturity offer in September 2021 to repurchase those notes at par unless certain conditions relating to the refinancing of our 2022 Notes are met.

On October 1, 2020, the Company entered into (1) the Sixth Supplemental Indenture to amend the terms of the indenture and related pledge agreements governing the 2022 Senior Secured Notes following its receipt of consents from bondholders representing a majority in aggregate principal amount (the “Consenting Noteholders”) of the 2022 Senior Secured Notes and (2) a consent agreement with the Consenting Noteholders (“Consent Agreement”) whereby the Consenting Noteholders agreed, subject to the satisfaction of certain conditions in the Consent Agreement, to provide their consents, as part of a consent solicitation to be made by the Company on or before the earlier of (i) 60 days following the consummation of a Qualified IPO (as defined in the Sixth Supplemental Indenture) of Navios Logistics or (ii) September 5, 2021, to the amendments contained in the form of supplemental indenture (“Form of Supermajority Supplemental Indenture”) which amendments require consent from 66 2/3% of the outstanding 2022 Senior Secured Notes affected.

The Sixth Supplemental Indenture, among other things, (i) clarifies that all past dividends paid in respect of equity pledged as collateral for the 2022 Senior Secured Notes and any future dividends paid in respect of equity pledged as collateral (other than equity of Navios Logistics) can be used by the Company for general corporate purposes, absent a Default or Event of Default, (ii) provides that future dividends paid in respect of equity of Navios Logistics pledged as collateral for the 2022 Senior Secured Notes may be used only to redeem or repurchase 2022 Senior Secured Notes (including, absent a Default or an Event of Default, at a discount to par), (iii) eliminates the Company’s obligation to make a springing maturity offer for the 2022 Senior Secured Notes; and (iv) states, for the avoidance of doubt, that the Company may agree to the cancellation of amounts it owes to Navios Logistics under that certain loan agreement dated as of April 25, 2019 (as amended) (the “Grimaud Loan”) in lieu of the receipt of pro rata cash dividends from Navios Logistics. The Sixth Supplemental Indenture became effective upon its execution by the Company and the Trustee, but the amendments and waivers contained therein will become operative only upon the occurrence of a Qualified IPO of Navios Logistics.

The Form of Supermajority Supplemental Indenture would further amend the Indenture to permit the Company to use the net proceeds it receives from any sale of Navios Logistics equity in connection with or following a Qualified IPO of Navios Logistics to repurchase 2022 Senior Secured Notes at a discount to par in certain circumstances.

There can be no assurance that the Company will receive the additional consents necessary to cause the amendments contemplated by the Form of Supermajority Supplemental Indenture to become effective.

On November 17, 2020, the Company entered into the Seventh Supplemental Indenture to further amend the terms of the indenture governing the 2022 Senior Secured Notes, pursuant to which Wilmington Trust, National Association became the successor Trustee and successor Collateral Trustee in respect of the 2022 Senior Secured Notes.

On June 29, 2021, the Company entered into the Eighth Supplemental Indenture which eliminated the Company’s obligation to make a springing maturity offer for the 2022 Senior Secured Notes following the Redemption. On July 23, 2021, the Company completed the Redemption. The Redemption was funded through (i) the sale of a vessel pledged as collateral in respect of the 2022 Senior Secured Notes and (ii) the borrowing of $75,264 from an affiliate company of NSM.

The Eighth Supplemental Indenture also, among other things, (i) clarifies that all past dividends paid in respect of equity pledged as collateral for the 2022 Senior Secured Notes and any future dividends paid in respect of equity pledged as collateral (other than equity of Navios Logistics) can be used by the Company for general corporate purposes, absent a Default or Event of Default; (ii) provides that future dividends paid in respect of equity of Navios Logistics pledged as collateral for the 2022 Senior Secured Notes may be used only to redeem or repurchase 2022 Senior Secured Notes; and (iii) permits the lender under the $115.0 million NSM Loan (as defined herein) to take a second lien on the pledged share collateral (which pledged share collateral secures the 2022 Senior Secured Notes on a first lien basis).

On July 23, 2021, the Company completed the Redemption of an aggregate principal amount of $100,000 of the 2022 Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date.

 On September 3, 2021, the Company issued a notice of redemption with respect to an aggregate principal amount of $20,000 of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date of September 13, 2021 (the “Second Redemption”).

After the Redemption and the Second Redemption, $185,000 in aggregate principal amount of the 2022 Senior Secured Notes remain outstanding which mature in August 2022.

2022 Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of 7.375% First Priority Ship Mortgage Notes due 2022. During 2018, the Company repurchased $35,661 in par value of the 2022 Notes for cash consideration of $28,796. During 2019, Navios Logistics repurchased $35,500 in par value of the 2022 Notes in open market transactions for cash consideration of $17,642. During 2019, the Company repurchased $81,235 in par value of the 2022 Notes for cash consideration of $50,683. During the three month period ended June 30, 2020, there were no repurchases. During the six month period ended June 30, 2020, the Company repurchased $20,782 in par value of the 2022 Notes for cash consideration of $9,443 resulting in a gain on bond extinguishment of $11,204, net of deferred financing costs written-off. During the three and six month periods ended June 30, 2021, the Company repurchased $14,356 in par value of the 2022 Notes for cash consideration of $12,454 resulting in a gain on bond extinguishment of $1,873, net of deferred financing costs written-off. In August 2021, the Company repurchased $7,000 in par value of the 2022 Notes for cash consideration of $6,134 resulting in a gain on bond extinguishment of $855, net of deferred financing costs written-off. After these repurchases, the remaining amount of 2022 Notes is $455,466.

The 2022 Notes are senior obligations of the Co-Issuers and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In January 2021, Navios Asteriks and part of the cash collateral of $14,250 held in escrow accounts were released and replaced by Navios Bonheur. In April 2021, Navios Serenity and the remaining cash collateral held in escrow accounts were released and replaced by Navios Asteriks. Currently, the 2022 Notes are secured by 17 drybulk vessels. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries, other than Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C.

The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the Co-Issuers have the option to redeem the 2022 Notes in whole or in part at par.

Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of June 30, 2021.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H shares which were validly tendered as of that date (Refer to Note 10).

On April 21, 2019, Navios Holdings issued $3,879 of the 2024 Notes as an exchange for a total of 8,841 Series G shares which were validly tendered as of that date. (Refer to Note 10).

The 2024 Notes are Navios Holdings’ senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

 The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default.

Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

NSM Loan

On August 29, 2019, Navios Holdings entered into a secured loan agreement of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM (“NSM Loan”). As of June 30, 2021, the total outstanding balance of this facility amounted to $57,026, including $358 of accrued interest. Please see also Note 9.

$50.0 million NSM Loan

In June 2020, Navios Holdings entered into a secured loan agreement with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM (“$50.0 million NSM Loan”) for a loan of up to $50,000 to be used for general corporate purposes. As of June 30, 2021, the total outstanding balance of this facility amounted to $39,986, including $250 of accrued interest. On July 12, 2021, the Company refinanced the outstanding balance of this facility through the $115.0 million NSM Loan. Please see also Note 9.

$115.0 million NSM Loan

In June 2021, Navios Holdings entered into a secured loan agreement with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM (“$115.0 million NSM Loan”) for a loan up to $115,000 in advances (i) to refinance the $50.0 million NSM Loan, (ii) to redeem certain 2022 Senior Secured Notes and (iii) to be used for general corporate purposes. In July 2021, the amount of this facility was fully drawn. Please see also Note 9.

Sale and Leaseback Agreements

In the first quarter of 2020, the Company entered into two sale and leaseback agreements of $68,000 in total, with unrelated third parties for two Capesize vessels (the “Sale and Leaseback Agreements”). Navios Holdings has no purchase obligation to acquire the vessels at the end of the lease term, however, it is reasonably certain that respective purchase options will be exercised and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the Sale and Leaseback Agreements as a financial liability.

The Sale and Leaseback Agreements are repayable by 144 consecutive monthly payments of approximately $224 and $238 each, commencing as of January 2020 and March 2020, respectively. As of June 30, 2021, the outstanding balance under the Sale and Leaseback Agreements of the two Capesize vessels was $60,165 in total. The agreements mature in the fourth quarter of 2031 and first quarter of 2032, respectively, with a balloon payment of $750 per vessel on the last repayment date.

The Sale and Leaseback Agreements have no financial covenants.

2025 Logistics Senior Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics, the “Logistics Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due 2025 (the “2025 Logistics Senior Notes), at a fixed rate of 10.75%. The net proceeds from the offering of the 2025 Logistics Senior Notes were used to satisfy and discharge the indenture governing the 2022 Logistics Senior Notes to repay all amounts outstanding under the Navios Logistics’ Term Loan B Facility and to pay certain fees and expenses related to the offering, with the balance to be used for general corporate purposes.

On or after August 1, 2022, the Logistics Co-Issuers may redeem some or all of the 2025 Logistics Senior Notes at the redemption prices set forth in the indenture governing the 2025 Logistics Senior Notes. In addition, before August 1, 2022, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2025 Logistics Senior Notes at a price equal to 110.750% of the principal amount of the 2025 Logistics Senior Notes to be redeemed plus accrued and unpaid interest, if any, to the redemption date with an amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Logistics Senior Notes remains outstanding. Prior to August 1, 2022, the Logistics Co-Issuers may also redeem all or a part of the 2025 Logistics Senior Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Logistics Senior Notes to be redeemed; plus (b) the applicable “make-whole” premium described in the Indenture governing the 2025 Logistics Senior Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Logistics Senior Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates. The Logistics Co-Issuers may also redeem all, but not less than all, of the 2025 Logistics Senior Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Logistics Co-Issuers may be required to offer to purchase 2025 Logistics Senior Notes from holders at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Logistics Senior Notes are senior secured obligations of the Logistics Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Navios Logistics’ direct and indirect subsidiaries, other than the Logistics Co-Issuer and Grimaud Ventures S.A (the “Grimaud”). The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ cabotage business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale Port Contract (collectively, the “Collateral”). The 2025 Logistics Senior Notes will be effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Logistics Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral to the extent of the value of any assets securing such other obligations. The indenture governing the 2025 Logistics Senior Notes contains restrictive covenants that limit, among other things, the ability of the Logistics Co-Issuers and their subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliate companies, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Logistics Senior Notes also contains customary events of default.

The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2021.

As of June 30, 2021 and December 31, 2020, deferred finance costs associated with the 2025 Logistics Senior Notes amounted to $17,724 and $19,414, respectively.

Navios Logistics Other Long-term Loans and Notes Payable

In December 2020, Navios Logistics entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery of each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5%. As of June 30, 2021, Navios Logistics had drawn the total available amount and the outstanding balance was $12,368.

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics’ 2020 Fleet”). The acquisition was completed on March 22, 2021, and consequently, the Company entered into a $15,000 seller’s credit agreement for the acquisition of the Navios Logistics’ 2020 Fleet. The seller’s credit agreement bears interest at a fixed rate of 5.0% per annum and is payable in three equal annual installments of $5,000.

As of June 30, 2021, Navios Logistics had long-term loans and notes payable, with a total outstanding balance of $66,797, including the two above mentioned financings. The purpose of the facilities was to finance the construction of its dry port terminal, the acquisition of vessels, or for general corporate purposes. The facilities are mainly denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 3.15% to 3.25% per annum. The facilities are repayable in installments and have maturities ranging from August 2021 to November 2025. See also the maturity table included below.

During the six month period ended June 30, 2021, the Company in relation to its secured credit facilities paid, $79,071 related to scheduled repayment installments and $36,199 related to the prepayment of four of Navios Holdings’ credit facilities.

The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2021 were 9.34% and 9.33%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2020 were 7.48% and 7.50%, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2021, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Payment due by period
June 30, 2022	$616,440
June 30, 2023	267,331
June 30, 2024	54,079
June 30, 2025	22,868
June 30, 2026	506,892
June 30, 2027 and thereafter	32,456
Total	$1,500,066